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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 06/30/2006
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     RICHARD P. CIOLINO
          ---------------------------------------------
 Title:    TRUST INVESTMENT OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ Richard P. Ciolino   Gloucester, MA                07/10/06
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet
As of 6/30/2006
Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units.
Asset Types listed include 010, 020, 030, 035, 080.
Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                                               Voting Authority
                                                                                                Investment ------------------------
                                                                       Market Value    Units      Powers     Full    Partial  None
                                                                      -------------- ---------- ---------- --------- ------- ------
AT&T INC.                              Common Stock        00206R102    $453,937.65  16,276.00    FULL     15,476.00  0.00    800.00
AT&T INC.                              Common Stock        00206R102    $344,023.15  12,335.00   PARTIAL   11,774.00  0.00    561.00
ABBOTT LABS                            Common Stock        002824100  $1,243,931.64  28,524.00    FULL     27,324.00  0.00  1,200.00
ABBOTT LABS                            Common Stock        002824100    $280,673.96   6,436.00   PARTIAL    5,561.00  0.00    875.00
AIR PRODS & CHEMS INC                  Common Stock        009158106    $325,992.00   5,100.00    FULL      4,700.00  0.00    400.00
AMERICAN INTL GROUP INC                Common Stock        026874107    $785,955.53  13,310.00    FULL     12,428.00  0.00    882.00
AMGEN INC                              Common Stock        031162100    $348,328.20   5,340.00    FULL      5,090.00  0.00    250.00
AUTOMATIC DATA PROCESSING INC          Common Stock        053015103    $599,481.65  13,219.00    FULL     12,419.00  0.00    800.00
B P  P L C SPONS A D R                 American Depository 055622104    $798,565.92  11,472.00    FULL     11,272.00  0.00    200.00
BANK OF AMERICA CORP                   Common Stock        060505104  $1,050,167.30  21,833.00    FULL     20,933.00  0.00    900.00
BELLSOUTH CORP                         Common Stock        079860102    $512,338.59  14,153.00    FULL     13,199.00  0.00    954.00
CHEVRON CORPORATION                    Common Stock        166764100    $604,029.98   9,733.00    FULL      8,497.00  0.00  1,236.00
CISCO SYS INC                          Common Stock        17275R102    $566,819.19  29,023.00    FULL     28,123.00  0.00    900.00
CITIGROUP INC                          Common Stock        172967101    $928,088.76  19,235.00    FULL     18,285.00  0.00    950.00
DANAHER CORP                           Common Stock        235851102    $508,835.52   7,911.00    FULL      7,311.00  0.00    600.00
DELL INC                               Common Stock        24702R101    $393,023.28  16,068.00    FULL     14,716.00  0.00  1,352.00
DOMINION RESOURCES INC                 Common Stock        25746U109    $585,456.12   7,828.00    FULL      7,023.00  0.00    805.00
ECOLAB INC                             Common Stock        278865100    $408,843.50  10,075.00    FULL     10,075.00  0.00      0.00
EMERSON ELEC CO                        Common Stock        291011104    $345,297.20   4,120.00    FULL      4,120.00  0.00      0.00
EXXON MOBIL CORP                       Common Stock        30231G102  $3,755,417.57  61,213.00    FULL     58,269.00  0.00  2,944.00
EXXON MOBIL CORP                       Common Stock        30231G102    $478,276.13   7,795.86   PARTIAL    7,795.86  0.00      0.00
F P L GROUP INC                        Common Stock        302571104    $426,131.24  10,298.00    FULL      9,094.00  0.00  1,204.00
FIFTH THIRD BANCORP                    Common Stock        316773100    $270,474.00   7,320.00    FULL      7,320.00  0.00      0.00
GENERAL ELEC CO                        Common Stock        369604103  $3,013,994.24  91,444.00    FULL     86,752.00  0.00  4,692.00
GENERAL ELEC CO                        Common Stock        369604103    $756,003.52  22,937.00   PARTIAL   20,194.00  0.00  2,743.00
GENERAL MILLS INC                      Common Stock        370334104    $227,045.70   4,395.00    FULL      4,195.00  0.00    200.00
HOME DEPOT INC                         Common Stock        437076102    $606,962.62  16,959.00    FULL     14,557.00  0.00  2,402.00
INTEL CORP                             Common Stock        458140100    $291,631.00  15,349.00    FULL     13,749.00  0.00  1,600.00
INTERNATIONAL BUSINESS MACHINES CORP   Common Stock        459200101    $291,762.36   3,798.00    FULL      3,398.00  0.00    400.00
JACOBS ENGR GROUP INC                  Common Stock        469814107    $474,654.40   5,960.00    FULL      5,810.00  0.00    150.00
JOHNSON & JOHNSON                      Common Stock        478160104    $904,732.08  15,099.00    FULL     13,388.00  0.00  1,711.00
JOHNSON & JOHNSON                      Common Stock        478160104    $230,272.56   3,843.00   PARTIAL    3,293.00  0.00    550.00
MASCO CORP                             Common Stock        574599106    $267,501.00   9,025.00    FULL      8,625.00  0.00    400.00
MICROSOFT CORP                         Common Stock        594918104    $779,687.90  33,463.00    FULL     31,659.00  0.00  1,804.00
MORGAN STANLEY                         Common Stock        617446448    $608,712.30   9,630.00    FULL      8,574.00  0.00  1,056.00
NIKE INC                               Common Stock        654106103    $204,525.00   2,525.00    FULL      2,175.00  0.00    350.00
PATTERSON COS INC                      Common Stock        703395103    $263,721.50   7,550.00    FULL      6,550.00  0.00  1,000.00
PEPSICO INC                            Common Stock        713448108  $1,424,388.96  23,724.00    FULL     22,424.00  0.00  1,300.00
PFIZER INC                             Common Stock        717081103    $522,418.73  22,259.00    FULL     20,670.00  0.00  1,589.00
PROCTER & GAMBLE CO                    Common Stock        742718109    $996,240.80  17,918.00    FULL     17,418.00  0.00    500.00
PROCTER & GAMBLE CO                    Common Stock        742718109    $251,312.00   4,520.00   PARTIAL    4,520.00  0.00      0.00
ROYAL DUTCH SHELL PLC A D R            American Depository 780259206    $239,811.00   3,900.00    FULL      3,300.00  0.00    600.00
STAPLES INC                            Common Stock        855030102    $839,466.25  34,475.00    FULL     33,125.00  0.00  1,350.00
STATE STR CORP                         Common Stock        857477103    $334,017.50   5,750.00    FULL      5,500.00  0.00    250.00
SUN LIFE FINANCIAL INC                 Common Stock        866796105    $554,348.19  13,883.00    FULL     13,883.00  0.00      0.00
SUDBAY CHRYSLER TRUST                  Common Stock        87507U991    $421,501.99     700.00    FULL        700.00  0.00      0.00
TEVA PHARMACEUTICAL INDS LTD ADR       American Depository 881624209    $400,087.35  12,665.00    FULL     12,065.00  0.00    600.00
TEXAS INSTRUMENTS INC                  Common Stock        882508104    $240,744.93   7,948.00    FULL      7,948.00  0.00      0.00
3M CO                                  Common Stock        88579Y101    $478,966.10   5,930.00    FULL      5,730.00  0.00    200.00
UNILEVER N V  A D R                    American Depository 904784709    $215,938.80   9,576.00    FULL      7,083.00  0.00  2,493.00
UNITED TECHNOLOGIES CORP               Common Stock        913017109    $465,756.48   7,344.00    FULL      7,344.00  0.00      0.00
VERIZON COMMUNICATIONS INC             Common Stock        92343V104    $956,943.32  28,574.00    FULL     26,788.00  0.00  1,786.00
VERIZON COMMUNICATIONS INC             Common Stock        92343V104    $270,669.69   8,082.11   PARTIAL    7,690.11  0.00    392.00
WACHOVIA CORP                          Common Stock        929903102    $523,927.04   9,688.00    FULL      9,688.00  0.00      0.00
WACHOVIA CORP 2ND NEW                  Preferred Stock     929903201         $48.36  24,186.00    FULL     24,186.00  0.00      0.00
WAL MART STORES INC                    Common Stock        931142103    $480,977.46   9,985.00    FULL      9,785.00  0.00    200.00
WALGREEN CO                            Common Stock        931422109    $252,897.60   5,640.00    FULL      5,340.00  0.00    300.00
WELLS FARGO & CO                       Common Stock        949746101    $429,312.00   6,400.00    FULL      5,900.00  0.00    500.00
WELLS FARGO & CO                       Common Stock        949746101    $560,118.00   8,350.00   PARTIAL    8,350.00  0.00      0.00
WYETH                                  Common Stock        983024100    $886,645.65  19,965.00    FULL     19,465.00  0.00    500.00

                                       Grand Total                   $36,681,832.46 872,056.97